Accounts Receivable - Schedule of Accounts Receivable (Details)	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 8,006,341	$ 1,028,973	$ 2,886,330	$ 370,998	$ 6,081,185
Provision of credit losses	$ (330,037)	$ (42,416)	(330,037)	(42,421)	(151,287)
Bad debt expenses					(49,161)
Total Accounts receivable			$ 2,556,293	$ 328,577	$ 5,880,737